UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Scharf Investments
          ----------------------------------------------------------------------
Address:  641 Escalona Drive
          ----------------------------------------------------------------------
          Santa Cruz, California  95060
          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey R. Scharf
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    831-429-6513
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey R. Scharf               Santa Cruz, California              5/3/99
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
28-
   ----------------------      -------------------------------------------------
28-
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

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 39
                                        -------------------

Form 13F Information Table Value Total: $165,554,290
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:             ITEM 7:             ITEM 8:
----------------------- --------------  ---------  ----------  -------- ------------------- ------------------  --------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT            MANAGERS       VOTING AUTHORITY
                                          NUMBER     MARKET    PRINCIPAL     DISCRETION                         ----- ------ -------
                                                     VALUE      AMOUNT  ------- ----- ------                     (A)   (B)    (C)
                                                                          (A)    (B)   (C)                      SOLE  SHARED  NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
AMERICAN INT'L GROUP       COM         026874107   8,120,361    67,319   67,319              Scharf Investments               67,319
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
AMGEN                      COM         031162100  13,281,328   177,380  177,380              Scharf Investments              177,380
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
BANK ONE                   COM         059438101   5,014,982    91,078   91,078              Scharf Investments               91,078
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
                           8% SER
BEAZER HOMES CV. PREF.     A CV PFD    07556Q204     272,649     9,630    9,630              Scharf Investments                9,630
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
BERKSHIRE HATHAWAY A       COM         084670108     785,400        11       11              Scharf Investments                   11
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
BERKSHIRE HATHAWAY B       COM         084670207   4,015,558     1,708    1,708              Scharf Investments                1,708
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
CANADIAN NAT'L RAILWAY     COM         136375102   6,904,954   124,134  124,134              Scharf Investments              124,134
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
CANADIAN PACIFIC           COM         135923100   4,485,623   229,297  229,297              Scharf Investments              229,297
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
CAPITAL RE                 COM         140432105     999,327    57,932   57,932              Scharf Investments               57,932
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
DE BEERS                   ADR         240253302   3,073,746   162,310  162,310              Scharf Investments              162,310
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
DONNELLEY (RR) & SONS      COM         257867101   1,616,456    50,220   50,220              Scharf Investments               50,220
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
EASTMAN KODAK              COM         277461109     842,511    13,190   13,190              Scharf Investments               13,190
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
FANNIE MAE                 COM         313586109   6,709,840    96,893   96,893              Scharf Investments               96,893
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
FIRST DATA CORP.           COM         319963104   8,152,211   190,695  190,695              Scharf Investments              190,695
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
FREDDIE MAC                COM         313400301   6,289,245   109,736  109,736              Scharf Investments              109,736
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
GANNETT                    COM         364730101   4,762,397    75,594   75,594              Scharf Investments               75,594
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
GENUINE PARTS              COM         372460105   3,459,200   120,059  120,059              Scharf Investments              120,059
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
GRAINGER (W.W.)            COM         384802104   1,025,103    23,805   23,805              Scharf Investments               23,805
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
INTEL CORP.                COM         458140100   7,939,661    66,790   66,790              Scharf Investments               66,790
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
INT'L BUSINESS MACHINES    COM         459200101  10,009,308    56,470   56,470              Scharf Investments               56,470
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
JOHNSON CONTROLS           COM         478366107   1,891,210    30,320   30,320              Scharf Investments               30,320
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
KNIGHT RIDDER              COM         499040103   2,870,750    57,415   57,415              Scharf Investments               57,415
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
LEAR CORP.                 COM         521865105     342,781     8,030    8,030              Scharf Investments                8,030
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
MASCO                      COM         574599106   5,722,744   202,575  202,575              Scharf Investments              202,575
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
MERCK                      COM         589331107     946,116    11,808   11,808              Scharf Investments               11,808
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
MICROSOFT                  COM         594918104  10,035,311   111,970  111,970              Scharf Investments              111,970
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
MORGAN STANLEY/DN WITTER   COM         617446448   9,267,604    92,734   92,734              Scharf Investments               92,734
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
NATIONS BALANCED FUND      COM         63857K107     386,100    42,900   42,900              Scharf Investments               42,900
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
                           PFD EXCH
NATL ASTRLIA BNK CV UNITS  CAP UNITS   632525309     272,419     8,700    8,700              Scharf Investments                8,700
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
NEW PLAN EXCEL REALTY      COM         648059103   4,529,267   236,053  236,053              Scharf Investments              236,053
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
NEWELL RUBBERMAID          COM         651229106     268,138     5,645    5,645              Scharf Investments                5,645
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
PFIZER                     COM         717081103   4,664,775    33,620   33,620              Scharf Investments               33,620
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
SALOMON NIKKEI CV BOND     MITTS       79549B628   1,540,670   170,005  170,005              Scharf Investments              170,005
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
STRYKER CORP.              COM         863667101   1,148,462    22,770   22,770              Scharf Investments               22,770
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
SYSCO CORP.                COM         871829107   5,867,161   222,980  222,980              Scharf Investments              222,980
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
THOMAS AND BETTS           COM         884315102   4,092,247   108,945  108,945              Scharf Investments              108,945
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
TRIBUNE COMPANY            COM         896047107     666,808    10,190   10,190              Scharf Investments               10,190
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
WAL-MART STORES            COM         931142103  10,937,125   118,640  118,640              Scharf Investments              118,640
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
WASHINGTON MUTUAL          COM         939322103   2,344,794    57,365   57,365              Scharf Investments               57,365
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------